CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016
Cash flows from operating activities
Net loss	$ (4,188,615)	$ (3,008,801)	$ (5,353,425)	$ (4,637,313)
Adjustments to reconcile net loss to net cash flows from operating activities
Depreciation	7,817	5,773	13,925	11,504
Stock based compensation expense	1,897,154	530,562	648,201	646,263
Change in fair value of derivative liability				(1,714,395)
Loan conversion inducement expense				565,406
Accretion of debt discount	572,880	687,991	1,311,445	2,335,954
Changes in operating assets and liabilities:
Decrease (increase) in deferred research and development costs	(10,625)	155,286	258,098	(243,167)
Decrease (increase) in prepaid expenses and other current assets	(52,496)	(9,075)	(946)	5,400
Increase (decrease) in accounts payable	(81,888)	(82,261)	45,441	87,305
Increase (decrease) in interest payable	216,747	151,012	310,732	308,983
Net cash flows from operating activities	(1,639,026)	(1,569,513)	(2,766,529)	(2,634,060)
Cash flows from investing activity
Purchase of equipment	(2,581)	(45,547)	(45,547)	(2,300)
Net cash flows from investing activity	(2,581)	(45,547)	(45,547)	(2,300)
Cash flows from financing activities
Proceeds from the issuance of equity securities	2,812,426		991,860	4,367,100
Repayment of promissory note		(18,146)	(18,146)
Proceeds from promissory notes				550,010
Net cash flows from financing activities	2,812,426	(18,146)	973,714	4,917,110
Change in cash and cash equivalents	1,170,819	(1,633,206)	(1,838,362)	2,280,750
Cash and cash equivalents at beginning of period	670,853	2,509,215	2,509,215	228,465
Cash and cash equivalents at end of period	1,841,672	876,009	670,853	2,509,215
Supplemental disclosure of cash flow information:
Interest paid in cash		1,453	1,453
Income taxes paid in cash
Supplemental disclosure of non-cash transactions:
Debt discount recorded for value of warrants issued and/or modified				3,008,812
Debt discount recorded for beneficial conversion feature				165,640
Common stock issued for conversion of note payable				548,700
Derivative liability from the sale of equity securities				$ 1,714,395
Discount on convertible promissory note due to to warrant modifications	$ 1,074,265